CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Operating activities:
Net loss	$ (63,689,000)	$ (78,539,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Restricted stock based compensation	11,998,000	24,649,000
Employee stock options - share based compensation	235,000	3,650,000
Share based compensation in connection with securities purchase agreement	0	4,140,000
Write-off of certain intangible assets related to Choose Digital	0	2,086,000
Stock issued for services	0	208,000
Stock issued in settlement of litigation	0	139,000
Gain on sale of a business	(1,262,000)	0
Gain on settlement of accounts payable	(2,132,000)	0
Fair value loss in financial assets	376,000	0
Loss on abandonment of assets	173,000	0
Loss on settlement of receivables	549,000	0
Impairment loss	28,541,000	0
Decrease in fair value of common stock warrants	0	(5,000)
Increase in fair value of contingent consideration related to acquisitions	0	2,222,000
Accretion of note discount	200,000	115,000
Depreciation and amortization	3,748,000	6,040,000
Interest income on notes receivable from shareholders and officer	2,000	0
Changes in operating assets and liabilities:
Marketable securities	(148,000)	0
Accounts receivable	3,299,000	(157,000)
Other receivables	547,000	(581,000)
Prepaid expenses	2,065,000	316,000
Other assets	319,000	41,000
Deferred revenue	(381,000)	(818,000)
Points liability	(64,000)	4,102,000
Accounts payable and accrued expenses	6,213,000	1,737,000
Other liabilities	(180,000)	(40,000)
Net cash used in operating activities	(9,595,000)	(30,695,000)
Investing activities:
Purchase of property and equipment	0	(113,000)
Capitalized software costs	0	(1,051,000)
Net cash used in investing activities	0	(1,164,000)
Financing activities:
Issuance of common stock and warrants for cash	200,000	12,459,000
Proceeds from loans	11,535,000	35,975,000
Repayments on loans	(3,000,000)	(27,000,000)
Sale of Class C Convertible Redeemable Preferred Stock	0	10,000,000
Purchase of common stock from former officer	0	(360,000)
Restricted cash	0	4,995,000
Payments related to contingent consideration	(2,570,000)	0
Repayment on notes payable	(250,000)	0
Net cash provided by financing activities	5,915,000	36,069,000
Net change in cash	(3,680,000)	4,210,000
Cash at beginning of period	4,217,000	7,000
Cash at end of period	537,000	4,217,000
Supplemental cash flow information:
Cash paid during the year for interest	110,000	999,000
Landlord lease incentive build-out allowance	0	449,000
Common stock and warrants issued for acquisition	1,755,000	0
Notes issued for DraftDay acquisition	2,250,000	0
Common stock and warrants issued for management service contracts	2,111,000	0
Common stock issued for partially settled notes related to DraftDay acquisition	868,000	0
Preferred Series D shares issued to partially settle notes related to DraftDay acquisition	110,000	0
Settlement of Perk Loan in common stock	1,000,000	0
Loans converted to common stock	4,117,000	0
Preferred Series C shares converted to common stock	7,751,000	0
Other matter related to Choose Digital RSUs (Note 12)	843,000	0
DDGG
Supplemental cash flow information:
Common stock and warrants issued for acquisition	$ 610,000	$ 0